NOTES PAYABLE – RELATED PARTIES (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Monster Creative LLC [Member]
Debt Instrument [Line Items]
Interest expense, related party	$ 18,707	$ 29,150			$ 49,977	$ 60,128
Accrued interest	$ 0				$ 0
Notes Payable Related Parties [Member]
Debt Instrument [Line Items]
Interest expense			$ 172,962	$ 0
Accured interest			$ 172,962